DEAN WITTER INTERNATIONAL SMALLCAP FUND  TWO WORLD TRADE CENTER, NEW YORK, NEW
                                         YORK 10048
LETTER TO THE SHAREHOLDERS MAY 31, 1997

DEAR SHAREHOLDER:

During the fiscal year ended May 31, 1997, small non-U.S. companies underperformed their larger counterparts by a large margin. Large caps, as measured by the Morgan Stanley Capital International (MSCI) EAFE Index, rose 7.8 percent during this period, compared with a decline of 6.0 percent for the NatWest Markets Euro-Pacific Small Cap Index. The U.S.-dollar returns for both the foreign large- and small-cap markets were reduced by the strength of the U.S. dollar during the period.

STRENGTH IN CONTINENTAL EUROPE AND THE UNITED KINGDOM

The small-cap equity markets in continental Europe were strong performers during the period under review. On average, the region's markets rose 13.8 percent as investors continued to look for economic recovery aided by lower interest rates. The region's large-cap stocks were even stronger, however, rising 22.1 percent as short-term earnings enhancements from corporate restructuring and more liquid stocks attracted increasing investor attention.

In the United Kingdom small-caps rose 4.1 percent during the year as expectations of higher domestic growth rates driven by the return of consumer spending counterbalanced weakness in the U.K.'s export markets. As had been the case in continental Europe, large-cap stocks in the United Kingdom outperformed small-caps, rising an impressive 33 percent. Their performance toward the end of the year was driven primarily by the strength of retail banks and other financial sectors.

SUBDUED PERFORMANCE IN THE FAR EAST

The Far Eastern markets (except Japan) were only mildly positive during the period, rising 6.4 percent. Recent worries about slowing economic growth and the weakening of the Japanese yen affecting export prospects hit the region's markets in March and April. The latter worries were remedied to some extent by the yen's strength in May. While these markets are currently subdued, any further weakness would represent a further buying opportunity, since their relative

DEAN WITTER INTERNATIONAL SMALLCAP FUND
LETTER TO THE SHAREHOLDERS MAY 31, 1997, CONTINUED

valuation characteristics remain attractive. In addition, the prospects for economic growth in China should prove beneficial for the region in general and especially in Hong Kong as a result of the June 30, 1997, handover.
CONTINUED WEAKNESS IN JAPAN
The Japanese yen continued to weaken during the fiscal year, falling 7.1 percent. As a result, Japan was the weakest-performing major world market for U.S. dollar-based investors, declining 14.6 percent in U.S.-dollar terms. During the year, the primary focus of investors in the Japanese market
                                                    [GRAPHIC]
was on large-cap exporting stocks,
which generally benefit strongly from
weakness in the local currency. As a
result, small-cap stocks underperformed
large-caps for the year, despite
showing renewed strength in May as the
yen strengthened sharply against the
U.S. dollar.
PERFORMANCE AND PORTFOLIO STRATEGY
                                                    [GRAPHIC]
Against this backdrop, Dean Witter
International SmallCap Fund produced a
total return of -9.52 percent for the
twelve-month period ended May 31, 1997.
This compares to a return of -5.97
percent for its benchmark, the NatWest
Markets Euro-Pacific Small Cap Index
(NatWest Index) and a return of 10.11
percent for the Lipper International
Small Company Funds Average (Lipper
Average). The Fund's underperformance
of its benchmark was primarily due to
the lackluster performance of its
continental Europe holdings. This was
mitigated to some extent by strong
stock selection in all other investment
regions, particularly in the smaller
Far Eastern markets. The accompanying
chart illustrates the performance of a
hypothetical $10,000 investment in the
Fund from inception (July 29, 1994)
through the fiscal year ended May 31,
1997, versus a similar investment in
the issues that comprise the NatWest
Index and the Lipper Average.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   Growth of
    $10,000
($ in Thousands)

                      TOTAL     NATWEST IX     LIPPER
29-Jul-94            10,000          10000     10,000
31-May-95             8,540          9,475      9,301
31-May-96            10,280         10,791     11,136
31-May-97             9,034         10,148     12,262

DEAN WITTER INTERNATIONAL SMALLCAP FUND
LETTER TO THE SHAREHOLDERS MAY 31, 1997, CONTINUED

After maintaining a neutral weighting in continental Europe for much of the fiscal year, Morgan Grenfell Investment Services Limited, the Fund's sub-adviser, has recently begun to overweight the Fund's exposure to the region to reflect the attractive valuations and prospects for economic recovery during the second half of 1997. In the United Kingdom, the Fund remains underweighted to reflect concerns over rising interest rates and fears of rising corporate taxes in the forthcoming budget statement.

In Asia, Morgan Grenfell has reduced the Fund's position in Japan from an overweighted to an underweighted target, as unattractive valuation levels relative to other regions and to historical levels relative to large caps argue for a reduction in weighting. The Fund's Japanese holdings are heavily skewed toward long-term growth stocks, which is where the sub-adviser currently sees the best value in the market. The reduction in Japan's weighting has funded the increase in continental Europe and the smaller Far Eastern markets, where Morgan Grenfell has increased the Fund's weightings to reflect attractive earnings growth prospects at reasonable valuations.

Since the beginning of 1997, the Fund has maintained hedges against the Deutsche mark and French franc which have proven beneficial.

LOOKING AHEAD

Morgan Grenfell believes that non-U.S. small-cap stocks are currently attractive relative to large-cap stocks. Price-earnings discounts for the Pacific Basin are 35 percent in Japan and 21 percent in the Far East (ex-Japan). In these regions, small-cap stocks have a history of trading at discounts of between 5 percent and 40 percent. In addition, these regional portfolios show earnings that run between 5 percent to 10 percent higher than those of their large-cap peers. On the basis of both higher earnings and discounts in the bottom half of their historical ranges, Morgan Grenfell expects progress in the current year.

In continental Europe and the United Kingdom, the portfolio shows price-earnings discounts relative to large caps of 10 percent and 20 percent, respectively. Historically, smaller companies in these European markets have traded between 15 percent discounts and 25 percent premiums. Earnings in the region are between 3 percent and 5 percent higher than those of their large-cap peers. Like the markets in the Pacific Basin, the earnings enhancement and satisfactory level of price-earnings discounts here argue for improved performance in the remainder of 1997.

DEAN WITTER INTERNATIONAL SMALLCAP FUND
LETTER TO THE SHAREHOLDERS MAY 31, 1997, CONTINUED

On June 30, 1997, the Fund's Board of Trustees approved a proposal to adopt a multiple class share structure. Through this arrangement the Fund will offer four classes of shares with various sales charges, ongoing fees and other features. This conversion is scheduled to take place on July 28, 1997. A revised prospectus, which includes complete details regarding this change, will be mailed to shareholders in the coming weeks.

We appreciate your support of Dean Witter International SmallCap Fund and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER INTERNATIONAL SMALLCAP FUND
RESULTS OF SPECIAL MEETING (UNAUDITED)

On May 21, 1997, a special meeting of the Fund's shareholders was held for the purpose of voting on five separate matters, the results of which are as follows:

(1) Approval of a new Investment Management Agreement between the Fund and Dean Witter InterCapital Inc., in connection with the merger of Morgan Stanley Group Inc. with Dean Witter, Discover & Co.:

For...........................................................  6,046,542
Against.......................................................    121,002
Abstain.......................................................    500,958

(2) Approval of a new Sub-Advisory Agreement between Dean Witter InterCapital Inc. and Morgan Grenfell Investment Services Limited in connection with the merger of Morgan Stanley Group Inc. with Dean Witter, Discover & Co.:

For...........................................................  6,019,999
Against.......................................................    151,232
Abstain.......................................................    497,271

(3) Election of Trustees:

Michael Bozic

For...........................................................  6,275,708
Withheld......................................................    392,794

Charles A. Fiumefreddo

For...........................................................  6,295,357
Withheld......................................................    373,145

Edwin J. Garn

For...........................................................  6,281,529
Withheld......................................................    386,973

John R. Haire

For...........................................................  6,274,933
Withheld......................................................    393,569

DEAN WITTER INTERNATIONAL SMALLCAP FUND
RESULTS OF SPECIAL MEETING (UNAUDITED) CONTINUED

Wayne E. Hedien

For...........................................................  6,271,721
Withheld......................................................    396,781

Dr. Manuel H. Johnson

For...........................................................  6,287,966
Withheld......................................................    380,536

Michael E. Nugent

For...........................................................  6,294,843
Withheld......................................................    373,659

Philip J. Purcell

For...........................................................  6,296,874
Withheld......................................................    371,628

John L. Schroeder

For...........................................................  6,284,922
Withheld......................................................    383,580

(4) Approval of a new investment policy with respect to investments in certain other investment companies:

For...........................................................  5,774,007
Against.......................................................    289,769
Abstain.......................................................    604,726

(5) Ratification of the selection of Price Waterhouse LLP as the Fund's Independent Accountants:

For...........................................................  6,160,070
Against.......................................................     74,865
Abstain.......................................................    433,567

DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS MAY 31, 1997

  NUMBER OF
   SHARES                                               VALUE
------------------------------------------------------------------
               COMMON STOCKS, PREFERRED
               STOCKS AND BONDS (95.6%)
               AUSTRALIA (2.9%)
               APPLIANCES & HOUSEHOLD DURABLES
       71,730  McPherson's Ltd...................  $       141,776
                                                   ---------------
               BUILDING & CONSTRUCTION
      700,000  Macmahon Holdings Ltd.............          553,426
                                                   ---------------
               MANUFACTURING
      230,000  Pacific BBA Ltd...................          872,481
                                                   ---------------
               METALS & MINING
      100,000  Capral Aluminium Ltd..............          361,095
                                                   ---------------
               RECREATION
      222,350  Adelaide Brighton Ltd.............          321,158
                                                   ---------------
               RETAIL - FOOD CHAINS
      125,000  Foodland Associated Ltd...........          783,956
                                                   ---------------
               TOTAL AUSTRALIA...................        3,033,892
                                                   ---------------
               AUSTRIA (1.3%)
               CONSUMER PRODUCTS
       12,770  Wolford AG........................        1,338,765
                                                   ---------------
               BELGIUM (0.2%)
               FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
        4,050  Quick Restaurants S.A.............          233,083
                                                   ---------------
               DENMARK (1.9%)
               MANUFACTURING
        6,150  Oticon Holding AS.................        1,116,547
                                                   ---------------
               MEDICAL PRODUCTS & SUPPLIES
       12,000  Coloplast AS (B Shares)...........          821,602
                                                   ---------------
               TOTAL DENMARK.....................        1,938,149
                                                   ---------------

               FINLAND (0.8%)
               FOOD PROCESSING
       12,700  Cultor Oy (Series "1")............          661,664
        4,260  Cultor Oy (Series "2")............          218,631
                                                   ---------------
               TOTAL FINLAND.....................          880,295
                                                   ---------------

  NUMBER OF
   SHARES                                               VALUE
------------------------------------------------------------------
               FRANCE (8.9%)
               COMPUTER SOFTWARE & SERVICES
        2,350  Altran Technologies S.A...........  $       754,120
        1,750  Fininfo S.A.......................          216,739
                                                   ---------------
                                                           970,859
                                                   ---------------
               COMPUTERS
       63,560  PixTech, Inc.*....................          246,295
                                                   ---------------
               ELECTRONICS
        3,030  CIPE France S.A...................          381,050
                                                   ---------------
               FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
        5,139  Brioche Pasquier S.A..............          567,831
                                                   ---------------
               MANUFACTURING
        5,500  Stedim S.A.*......................          669,731
                                                   ---------------
               METALS NON-FERROUS
        5,500  Imetal S.A........................          725,065
                                                   ---------------
               OFFICE EQUIPMENT
        8,134  Guilbert S.A......................        1,209,165
                                                   ---------------
               PHARMACEUTICALS
       36,000  Genset (ADR)*.....................          616,500
                                                   ---------------
               RETAIL - SPECIALTY
       10,850  Grand Optical Photoservice........        1,624,206
                                                   ---------------
               TEXTILES
        9,597  Deveaux S.A.......................        1,306,790
                                                   ---------------
               WHOLESALE DISTRIBUTOR
       14,360  Societe Manutan...................        1,006,321
                                                   ---------------

               TOTAL FRANCE......................        9,323,813
                                                   ---------------

               GERMANY (6.8%)
               AUTO PARTS - ORIGINAL EQUIPMENT
        2,741  Kiekert AG........................          118,692
                                                   ---------------
               ELECTRICAL & ALARM SYSTEMS
        6,780  Effeff Fritz Fuss GmbH & Co.......          256,246
                                                   ---------------
               FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
       27,408  Berentzen-Gruppe AG (Pref.).......          684,156
                                                   ---------------
               INSURANCE
        6,325  Marschollek, Lautenschlaeger und
                 Partner AG (Pref.)..............        1,519,542
                                                   ---------------
               MANUFACTURING
        5,800  Adidas AG.........................          610,043
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS MAY 31, 1997, CONTINUED

  NUMBER OF
   SHARES                                               VALUE
------------------------------------------------------------------
               MEDICAL SERVICES
       10,368  Rhoen-Klinikum AG (Pref.).........  $     1,233,273
                                                   ---------------
               MULTI-INDUSTRY
          727  Hugo Boss AG (Pref.)..............          851,987
                                                   ---------------
               PHOTOGRAPHY
        4,360  CeWe Color Holdings AG............        1,060,237
                                                   ---------------
               RETAIL - SPECIALTY
        4,365  Moebel Walther AG.................          234,031
                                                   ---------------
               TEXTILES - APPAREL MANUFACTURERS
       19,390  Puma AG...........................          590,812
                                                   ---------------

               TOTAL GERMANY.....................        7,159,019
                                                   ---------------
               HONG KONG (7.7%)
               BANKS - COMMERCIAL
      371,600  Wing Hang Bank Ltd................        1,769,752
                                                   ---------------
               ELECTRONICS & ELECTRICAL
    1,804,000  Gold Peak Industries Holdings
                 Ltd.............................        1,222,380
                                                   ---------------
               ENGINEERING
      320,000  Hong Kong Aircraft Engineering Co.
                 Ltd.............................          976,768
                                                   ---------------
               HOTELS
       69,000  Harbour Centre Development........           91,282
                                                   ---------------
               MACHINERY
    2,144,000  Chen Hsong Holdings...............        1,259,060
                                                   ---------------
               REAL ESTATE
      362,000  China Resources Enterprise Ltd....        1,270,831
    1,054,400  HKR International Ltd.............        1,469,737
                                                   ---------------
                                                         2,740,568
                                                   ---------------

               TOTAL HONG KONG...................        8,059,810
                                                   ---------------

               INDONESIA (0.5%)
               BANKING
      316,000  PT Pan Indonesia Bank*............          214,392
                                                   ---------------
               DISTRIBUTION
       60,000  PT Wicaksana Overseas
                 International...................           72,780
                                                   ---------------
               FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
       70,000  PT Fast Food Indonesia............          112,253
                                                   ---------------

  NUMBER OF
   SHARES                                               VALUE
------------------------------------------------------------------
               WHOLESALE DISTRIBUTOR
      108,900  PT Tigaraksa Satria...............  $       147,767
                                                   ---------------

               TOTAL INDONESIA...................          547,192
                                                   ---------------

               ITALY (5.0%)
               ELECTRONICS & ELECTRICAL
       76,000  Gewiss SpA........................        1,229,614
                                                   ---------------
               MANUFACTURING
       82,244  Industrie Natuzzi SpA (ADR).......        2,076,661
       59,000  SAES Getters Di Risp..............          523,529
       33,000  SAES Getters SpA..................          452,897
                                                   ---------------
                                                         3,053,087
                                                   ---------------
               MEDICAL PRODUCTS & SUPPLIES
       35,764  De Rigo SpA (ADR)*................          223,525
                                                   ---------------
               RETAIL
       18,800  Fila Holding SpA (ADR)............          801,350
                                                   ---------------

               TOTAL ITALY.......................        5,307,576
                                                   ---------------

               JAPAN (22.8%)
               APPAREL
       15,000  World Co., Ltd....................          636,403
                                                   ---------------
               BUILDING & CONSTRUCTION
       45,000  Kaneshita Construction............          338,855
                                                   ---------------
               BUILDING MATERIALS
       42,500  Nichiha Corp......................          694,923
                                                   ---------------
               BUSINESS SERVICES
       15,000  Nichii Gakkan Co..................          800,344
        7,000  Tanseisha Co., Ltd................           37,952
                                                   ---------------
                                                           838,296
                                                   ---------------
               CHEMICALS
       95,000  Sumitomo Bakelite Co. Ltd.........          712,909
                                                   ---------------
               COMPUTER SOFTWARE & SERVICES
       40,000  Ines Corp.........................          612,737
                                                   ---------------
               COMPUTERS
       33,000  Meitec Corp.......................          871,859
                                                   ---------------
               ELECTRONIC & ELECTRICAL EQUIPMENT
       31,000  Mitsui High-Tec...................          733,649
       45,000  Nitto Electric Works..............          832,616
                                                   ---------------
                                                         1,566,265
                                                   ---------------
               ELECTRONICS
       32,000  Aiwa Co...........................          594,836
        8,000  Nidec Corp........................          415,835

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS MAY 31, 1997, CONTINUED

  NUMBER OF
   SHARES                                               VALUE
------------------------------------------------------------------
     Y 34,000  Nippon Densan Corp. 1.00% 09/30/03
                 (Conv.).........................  $       478,984
       23,700  Nitto Kohki Co. Ltd...............          693,460
       54,000  Taiyo Yuden Co., Ltd..............          864,372
                                                   ---------------
                                                         3,047,487
                                                   ---------------
               HEALTH & PERSONAL CARE
       25,000  Aderans Co. Ltd...................          664,802
                                                   ---------------
               HOME BUILDING
          500  Higashi Nihon House...............            5,207
                                                   ---------------
               HOUSEHOLD FURNISHINGS & APPLIANCES
       25,000  Beltecno Corp.....................          182,874
                                                   ---------------
               LEISURE TIME
       10,000  H.I.S. Company Ltd................          507,745
                                                   ---------------
               MACHINERY
       23,000  Misumi Corp.......................          534,423
                                                   ---------------
               MACHINERY & MACHINE TOOLS
       23,600  Aichi Corp........................          141,153
       23,000  Fuji Machine Manufacturing Co.....          783,821
       90,000  Nippon Thompson Co................          729,604
       90,000  OSG Corp..........................          650,602
       50,000  Tsudakoma.........................          221,601
                                                   ---------------
                                                         2,526,781
                                                   ---------------
               MANUFACTURING
        3,000  Bridgestone Metalpha Corp.........           27,108
                                                   ---------------
               MEDICAL SUPPLIES
       45,000  Terumo Corp.......................          793,890
                                                   ---------------
               METALS & MINING
       35,000  Sumitomo Sitix Corp...............          743,976
                                                   ---------------
               MISCELLANEOUS MATERIALS & COMMODITIES
       12,000  Fujimi Inc........................          708,434
       55,000  Toshiba Ceramics Co., Ltd.........          534,854
                                                   ---------------
                                                         1,243,288
                                                   ---------------
               MULTI-INDUSTRY
       33,000  Yamae Hisano......................          255,594
                                                   ---------------
               REAL ESTATE
       35,700  Chubu Sekiwa Real Estate, Ltd.....          347,169
       38,000  Sekiwa Real Estate................          274,699
                                                   ---------------
                                                           621,868
                                                   ---------------
               RETAIL
       14,000  Arcland Sakamoto..................          144,578
       13,500  Ministop Co., Ltd.................          429,862
       22,000  Olympic Corp......................          435,456

  NUMBER OF
   SHARES                                               VALUE
------------------------------------------------------------------
        8,000  Otsuka Kagu Ltd...................  $       667,814
       10,000  Xebio Co. Ltd.....................          251,291
                                                   ---------------
                                                         1,929,001
                                                   ---------------
               RETAIL - GENERAL MERCHANDISE
       20,000  Circle K Japan Co. Ltd............        1,068,847
                                                   ---------------
               RETAIL - SPECIALTY
       20,000  Shimachu Co., Ltd.................          586,919
                                                   ---------------
               STEEL & IRON
       65,000  Yamato Kogyo Co., Ltd.............          643,287
                                                   ---------------
               TELECOMMUNICATION EQUIPMENT
        2,000  Forval Corp.......................           53,184
                                                   ---------------
               TELECOMMUNICATIONS
       46,000  Nippon Denwa Shisetsu.............          392,306
                                                   ---------------
               TEXTILES
      200,000  Nitto Boseki Co...................          662,651
                                                   ---------------
               TRANSPORTATION
       21,000  Kanto Seino Transportation........          487,952
                                                   ---------------
               WHOLESALE DISTRIBUTOR
       24,000  Satori Electric Co. Ltd...........          753,873
                                                   ---------------

               TOTAL JAPAN.......................       24,005,310
                                                   ---------------

               MALAYSIA (2.8%)
               AUTOMOTIVE
       75,000  Cycle & Carriage Bintang Berhad...          498,507
                                                   ---------------
               CONSTRUCTION
      210,000  Road Builder (M) Holdings
                 Berhad..........................        1,036,418
                                                   ---------------
               FINANCIAL SERVICES
      310,000  MBM Resources Berhad..............          721,791
      332,500  Public Finance Berhad.............          529,353
                                                   ---------------
                                                         1,251,144
                                                   ---------------
               TOBACCO
       70,000  RJ Reynolds Berhad................          183,881
                                                   ---------------

               TOTAL MALAYSIA....................        2,969,950
                                                   ---------------

               NETHERLANDS (5.7%)
               COMPUTER SOFTWARE
       13,860  Baan Co., NV*.....................          808,542
                                                   ---------------
               HARDWARE & TOOLS
       30,764  Aalberts Industries NV............          807,621
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS MAY 31, 1997, CONTINUED

  NUMBER OF
   SHARES                                               VALUE
------------------------------------------------------------------
               RETAIL
       30,960  Gucci Group NV....................  $     2,143,124
                                                   ---------------
               TRANSPORTATION
       22,020  IHC Caland NV.....................        1,190,519
                                                   ---------------
               TRANSPORTATION - SHIPPING
       26,534  Koninklijke Van Ommeren NV........        1,076,618
                                                   ---------------
               TOTAL NETHERLANDS.................        6,026,424
                                                   ---------------

               NORWAY (5.2%)
               ELECTRONICS & ELECTRICAL
       29,663  Sensonor AS*......................          193,742
                                                   ---------------
               ENERGY TECHNOLOGY & EQUIPMENT
      106,300  Tomra Systems AS..................        2,433,758
                                                   ---------------
               ENTERTAINMENT
      279,001  NCL Holdings ASA*.................          830,803
                                                   ---------------
               HOUSING & HOME FURNISHINGS
       69,500  Ekornes AS (A Shares).............          600,367
                                                   ---------------
               OIL DRILLING & SERVICES
      128,130  Hitec AS*.........................          683,898
                                                   ---------------
               RETAIL - SPECIALTY
       53,000  System Etikettering AS............          699,778
                                                   ---------------
               TOTAL NORWAY......................        5,442,346
                                                   ---------------

               PHILIPPINES (0.0%)
               CONGLOMERATES
       15,117  First Philippine Holdings Corp. (B
                 Shares).........................           24,956
                                                   ---------------

               SINGAPORE (2.2%)
               AUTOMOTIVE
       22,000  Singapore Technologies Automotive
                 Ltd. (F Shares).................           55,080
                                                   ---------------
               ELECTRONIC & ELECTRICAL EQUIPMENT
       98,000  Elec & Eltek International Co.
                 Ltd.............................          578,200
                                                   ---------------
               ELECTRONIC COMPONENTS
      100,000  GP Batteries International Ltd....          474,000
                                                   ---------------
               ELECTRONICS & ELECTRICAL
      184,000  Venture Manufacturing Ltd.........          630,489
                                                   ---------------

  NUMBER OF
   SHARES                                               VALUE
------------------------------------------------------------------
               ENGINEERING
      210,000  Amtek Engineering Ltd.............  $       362,727
                                                   ---------------
               SHIPBUILDING
      125,000  Singapore Technologies
                 Shipbuilding & Engineering
                 Ltd.............................          172,203
                                                   ---------------

               TOTAL SINGAPORE...................        2,272,699
                                                   ---------------

               SWEDEN (1.7%)
               CONGLOMERATES
       32,280  Cardo AB..........................          942,238
                                                   ---------------
               MANUFACTURING
       21,520  SinterCast AB (A Shares)*.........          444,714
                                                   ---------------
               METALS & MINING
       13,290  Hoganas AB........................          413,677
                                                   ---------------

               TOTAL SWEDEN......................        1,800,629
                                                   ---------------

               SWITZERLAND (2.2%)
               CONGLOMERATES
        2,855  Kardex AG.........................          883,219
                                                   ---------------
               ELECTRONICS
           90  Kudelski SA*......................          273,963
                                                   ---------------
               FOOD SERVICES
        3,875  Selecta Group*....................          615,841
                                                   ---------------
               MACHINERY
          170  SIG Schweizerische Industrie -
                 Gesellschaft Holding AG -
                 Bearer..........................          511,468
                                                   ---------------

               TOTAL SWITZERLAND.................        2,284,491
                                                   ---------------

               THAILAND (0.0%)
               FOODS & BEVERAGES
        2,000  Sermsuk Public Co., Ltd...........           39,435
                                                   ---------------

               UNITED KINGDOM (17.0%)
               AUTO PARTS - ORIGINAL EQUIPMENT
      105,000  BBA Group PLC.....................          575,428
       47,600  Henlys Group PLC..................          370,985
       56,050  Laird Group PLC...................          350,394
                                                   ---------------
                                                         1,296,807
                                                   ---------------
               BROADCAST MEDIA
      242,500  General Cable PLC*................          541,136
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS MAY 31, 1997, CONTINUED

  NUMBER OF
   SHARES                                               VALUE
------------------------------------------------------------------
               BUILDING MATERIALS
      110,000  Hepworth PLC......................  $       453,025
      566,666  Ibstock PLC.......................          641,552
      119,100  SIG PLC...........................          609,395
                                                   ---------------
                                                         1,703,972
                                                   ---------------
               CHEMICALS
       94,500  Albright & Wilson PLC.............          244,212
      110,600  Scapa Group.......................          337,539
                                                   ---------------
                                                           581,751
                                                   ---------------
               COMMERCIAL SERVICES
       79,650  Capita Group PLC..................          333,259
                                                   ---------------
               COMPUTER SERVICES
       60,000  ISA International PLC.............          226,430
       31,700  Misys PLC.........................          712,583
                                                   ---------------
                                                           939,013
                                                   ---------------
               CONGLOMERATES
       17,500  Charter PLC.......................          235,742
                                                   ---------------
               CONTAINERS - PAPER
       90,700  David S. Smith Holdings PLC.......          330,382
                                                   ---------------
               ELECTRONIC & ELECTRICAL EQUIPMENT
       50,000  Fairey Group PLC..................          438,094
                                                   ---------------
               ENTERTAINMENT
       99,800  London Clubs International PLC....          655,007
                                                   ---------------
               FINANCIAL SERVICES
      569,880  Rutland Trust PLC.................          504,932
                                                   ---------------
               FOOD PROCESSING
      131,250  Devro International PLC...........          699,904
                                                   ---------------
               HOUSEHOLD FURNISHINGS & APPLIANCES
      178,950  MFI Furniture Group PLC...........          387,580
                                                   ---------------
               INDUSTRIALS
       60,000  Staveley Industries PLC...........          172,284
                                                   ---------------
               MACHINERY & MACHINE TOOLS
       42,600  Spirax-Sarco Engineering PLC......          487,889
                                                   ---------------
               MANUFACTURING
      112,400  Bunzl PLC.........................          368,852
       76,650  Glynwed International PLC.........          335,799
       91,100  Trinity Holdings PLC..............          378,176
      121,300  Vickers PLC.......................          431,893
       38,100  Vitec Group PLC...................          362,584
       29,300  Vosper Thornycroft Holdings PLC...          382,200
                                                   ---------------
                                                         2,259,504
                                                   ---------------

  NUMBER OF
   SHARES                                               VALUE
------------------------------------------------------------------
               PHARMACEUTICALS
       18,900  Amersham International PLC........  $       431,055
                                                   ---------------
               PUBLISHING
       22,200  Daily Mail & General Trust (Class
                 A)..............................          572,613
      104,600  Mirror Group PLC..................          375,865
       19,200  United News & Media PLC...........          243,836
                                                   ---------------
                                                         1,192,314
                                                   ---------------
               REAL ESTATE
       70,000  Bradford Property Trust PLC.......          352,608
      106,700  Capital Shopping Centers PLC......          712,549
       81,200  Pillar Property Investments PLC...          301,773
                                                   ---------------
                                                         1,366,930
                                                   ---------------
               RESTAURANTS
       22,800  Compass Group PLC.................          255,138
                                                   ---------------
               RETAIL - SPECIALTY
       80,000  Christies International PLC.......          402,980
       90,633  Cowie Group PLC...................          529,410
                                                   ---------------
                                                           932,390
                                                   ---------------
               TELECOMMUNICATIONS
      163,455  Securicor PLC.....................          771,066
                                                   ---------------
               TEXTILES
       57,500  Courtlaulds Textiles PLC..........          265,112
                                                   ---------------
               TRANSPORTATION
       47,700  Associated British Ports Holdings
                 PLC.............................          202,709
       35,100  Forth Ports PLC...................          345,552
       55,151  Stagecoach Holdings PLC...........          609,009
                                                   ---------------
                                                         1,157,270
                                                   ---------------

               TOTAL UNITED KINGDOM..............       17,938,531
                                                   ---------------

               TOTAL COMMON STOCKS, PREFERRED
               STOCKS
               AND BONDS
               (IDENTIFIED COST $86,294,373).....      100,626,365
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS MAY 31, 1997, CONTINUED

   CURRENCY
   AMOUNT IN
   THOUSANDS                                           VALUE
-----------------------------------------------------------------
                 PURCHASED PUT OPTION ON
                 FOREIGN CURRENCY (0.3%)
     DEM 10,417  July 1, 1997/DEM 1.6026
                   (Identified Cost $124,800)...  $       355,875
                                                  ---------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS
-------------
               SHORT-TERM INVESTMENT (a) (3.3%)
               U.S. GOVERNMENT AGENCY
$       3,500  Federal Home Loan Mortgage Corp.
                 5.55% due 06/02/97 (Amortized
                 Cost $3,499,460)................        3,499,460
                                                   ---------------


                                                         VALUE
-------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $89,918,633)(B)...........   99.2%   $104,481,700

CASH AND OTHER ASSETS IN EXCESS OF
LIABILITIES................................    0.8         826,485
                                             ------   ------------

NET ASSETS.................................  100.0%   $105,308,185
                                             ------   ------------
                                             ------   ------------

---------------------
ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $21,273,414 and the aggregate gross unrealized depreciation is $6,710,347, resulting in net unrealized appreciation of $14,563,067.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT MAY 31, 1997:

CONTRACTS TO        IN         DELIVERY    UNREALIZED
  DELIVER      EXCHANGE FOR      DATE     DEPRECIATION
-------------------------------------------------------
$     523,867     CHF 736,871  06/03/97     ($2,225)
HKD  357,268  $        46,108  06/03/97         (3)
THB 2,534,349 $       101,577  06/03/97       (614)
                                           -------
Total unrealized depreciation..........     ($2,842)
                                           -------
                                           -------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
SUMMARY OF INVESTMENTS MAY 31, 1997

                                                                  PERCENT OF
INDUSTRY                                          VALUE           NET ASSETS
------------------------------------------------------------------------------
Apparel...................................  $          636,403           0.6%
Appliances & Household Durables...........             141,776           0.1
Auto Parts - Original Equipment...........           1,415,499           1.3
Automotive................................             553,587           0.5
Banking...................................             214,392           0.2
Banks - Commercial........................           1,769,752           1.7
Broadcast Media...........................             541,136           0.5
Building & Construction...................             892,281           0.8
Building Materials........................           2,398,895           2.3
Business Services.........................             838,296           0.8
Chemicals.................................           1,294,660           1.2
Commercial Services.......................             333,259           0.3
Computer Services.........................             939,013           0.9
Computer Software.........................             808,542           0.8
Computer Software & Services..............           1,583,596           1.5
Computers.................................           1,118,154           1.1
Conglomerates.............................           2,086,155           2.0
Construction..............................           1,036,418           1.0
Consumer Products.........................           1,338,765           1.3
Containers - Paper........................             330,382           0.3
Distribution..............................              72,780           0.1
Electrical & Alarm Systems................             256,246           0.2
Electronic & Electrical Equipment.........           2,582,559           2.5
Electronic Components.....................             474,000           0.5
Electronics...............................           3,702,500           3.5
Electronics & Electrical..................           3,276,225           3.1
Energy Technology & Equipment.............           2,433,758           2.3
Engineering...............................           1,339,495           1.3
Entertainment.............................           1,485,810           1.4
Financial Services........................           1,756,076           1.7
Food Processing...........................           1,580,199           1.5
Food Services.............................             615,841           0.6
Food, Beverage, Tobacco & Household
  Products................................           1,597,323           1.5
Foods & Beverages.........................              39,435           0.0
Foreign Currency Put Options..............             355,875           0.3
Hardware & Tools..........................             807,621           0.8
Health & Personal Care....................             664,802           0.6
Home Building.............................               5,207           0.0
Hotels....................................              91,282           0.1
Household Furnishings & Appliances........             570,454           0.5
Housing & Home Furnishings................             600,367           0.6
Industrials...............................             172,284           0.2

                                                                  PERCENT OF
INDUSTRY                                          VALUE           NET ASSETS
------------------------------------------------------------------------------
Insurance.................................  $        1,519,542           1.4%
Leisure Time..............................             507,745           0.5
Machinery.................................           2,304,951           2.2
Machinery & Machine Tools.................           3,014,670           2.9
Manufacturing.............................           9,053,215           8.6
Medical Products & Supplies...............           1,045,127           1.0
Medical Services..........................           1,233,273           1.2
Medical Supplies..........................             793,890           0.8
Metals & Mining...........................           1,518,748           1.4
Metals Non-Ferrous........................             725,065           0.7
Miscellaneous Materials & Commodities.....           1,243,288           1.2
Multi-Industry............................           1,107,581           1.1
Office Equipment..........................           1,209,165           1.1
Oil Drilling & Services...................             683,898           0.6
Pharmaceuticals...........................           1,047,555           1.0
Photography...............................           1,060,237           1.0
Publishing................................           1,192,314           1.1
Real Estate...............................           4,729,366           4.5
Recreation................................             321,158           0.3
Restaurants...............................             255,138           0.2
Retail....................................           4,873,475           4.6
Retail - Food Chains......................             783,956           0.7
Retail - General Merchandise..............           1,068,847           1.0
Retail - Specialty........................           4,077,324           3.9
Shipbuilding..............................             172,203           0.2
Steel & Iron..............................             643,287           0.6
Telecommunication Equipment...............              53,184           0.1
Telecommunications........................           1,163,372           1.1
Textiles..................................           2,234,553           2.1
Textiles - Apparel Manufacturers..........             590,812           0.6
Tobacco...................................             183,881           0.2
Transportation............................           2,835,741           2.7
Transportation - Shipping.................           1,076,618           1.0
U.S. Government Agency....................           3,499,460           3.3
Wholesale Distributor.....................           1,907,961           1.8
                                            ------------------         -----
                                            $      104,481,700          99.2%
                                            ------------------         -----
                                            ------------------         -----

                                                                  PERCENT OF
TYPE OF INVESTMENT                                VALUE           NET ASSETS
------------------------------------------------------------------------------
Common Stocks.............................  $       95,858,423          91.0%
Convertible Bonds.........................             478,984           0.5
Foreign Currency Put Option...............             355,875           0.3
Preferred Stocks..........................           4,288,958           4.1
Short-Term Investments....................           3,499,460           3.3
                                            ------------------         -----
                                            $      104,481,700          99.2%
                                            ------------------         -----
                                            ------------------         -----

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1997

ASSETS:
Investments in securities, at value
  (identified cost $89,918,633).............................  $104,481,700
Cash (including $225,747 in foreign currency)...............       342,694
Receivable for:
    Investments sold........................................       306,591
    Dividends...............................................       197,612
    Shares of beneficial interest sold......................        91,481
    Foreign withholding taxes reclaimed.....................        60,372
    Interest................................................         4,840
Deferred organizational expenses............................        74,442
Prepaid expenses and other assets...........................        36,332
Receivable from affiliate...................................       720,000
                                                              ------------

     TOTAL ASSETS...........................................   106,316,064
                                                              ------------

LIABILITIES:
Payable for:
    Investments purchased...................................       517,768
    Shares of beneficial interest repurchased...............       149,284
    Investment management fee...............................       110,454
    Plan of distribution fee................................        88,363
Accrued expenses and other payables.........................       142,010
                                                              ------------

     TOTAL LIABILITIES......................................     1,007,879
                                                              ------------

NET ASSETS:
Paid-in-capital.............................................   117,069,152
Net unrealized appreciation.................................    14,561,125
Dividends in excess of net investment income................    (1,880,282)
Accumulated net realized loss...............................   (24,441,810)
                                                              ------------

     NET ASSETS.............................................  $105,308,185
                                                              ------------
                                                              ------------

NET ASSET VALUE PER SHARE,
  11,810,008 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED
  OF $.01 PAR VALUE)........................................
                                                                     $8.92
                                                              ------------
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 1997

NET INVESTMENT INCOME:

INCOME
Dividends (net of $243,015 foreign withholding tax).........  $  1,715,215
Interest....................................................       239,950
                                                              ------------

     TOTAL INCOME...........................................     1,955,165
                                                              ------------

EXPENSES
Investment management fee...................................     1,584,086
Plan of distribution fee....................................     1,267,269
Transfer agent fees and expenses............................       233,996
Custodian fees..............................................       155,317
Professional fees...........................................       138,461
Shareholder reports and notices.............................        67,971
Registration fees...........................................        47,121
Organizational expenses.....................................        34,438
Trustees' fees and expenses.................................        10,886
Other.......................................................       118,849
                                                              ------------

     TOTAL EXPENSES.........................................     3,658,394
                                                              ------------

     NET INVESTMENT LOSS....................................    (1,703,229)
                                                              ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on:
    Investments.............................................   (14,123,495)
    Foreign exchange transactions...........................      (105,309)
                                                              ------------

     NET LOSS...............................................   (14,228,804)
                                                              ------------
Net change in unrealized appreciation/depreciation on:
    Investments.............................................       756,230
    Translation of forward foreign currency contracts, other
      assets and liabilities denominated in foreign
      currencies............................................           222
                                                              ------------

     NET APPRECIATION.......................................       756,452
                                                              ------------

     NET LOSS...............................................   (13,472,352)
                                                              ------------

NET DECREASE................................................  $(15,175,581)
                                                              ------------
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE      FOR THE
                                                                 YEAR         YEAR
                                                                 ENDED        ENDED
                                                                MAY 31,      MAY 31,
                                                                 1997         1996
--------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss.........................................  $(1,703,229) $(1,229,713)
Net realized loss...........................................  (14,228,804)    (341,909)
Net change in unrealized appreciation/depreciation..........      756,452   22,898,216
                                                              -----------  -----------

     NET INCREASE (DECREASE)................................  (15,175,581)  21,326,594
Dividends from net investment income........................   (5,142,946)     --
Net increase (decrease) from transactions in shares of
  beneficial interest.......................................  (20,347,659)  30,198,498
Capital contribution........................................      720,000      --
                                                              -----------  -----------

     NET INCREASE (DECREASE)................................  (39,946,186)  51,525,092

NET ASSETS:
Beginning of period.........................................  145,254,371   93,729,279
                                                              -----------  -----------

     END OF PERIOD
    (INCLUDING DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME
    OF $1,880,282 AND UNDISTRIBUTED NET INVESTMENT INCOME OF
    $2,767,223, RESPECTIVELY)...............................  $105,308,185 $145,254,371
                                                              -----------  -----------
                                                              -----------  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 1997

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter International SmallCap Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities of "small capitalization" companies located outside of the United States. The Fund was organized as a Massachusetts business trust on April 21, 1994 and commenced operations on July 29, 1994.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they will be valued at the mean between their latest bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (4) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") or Morgan Grenfell Investment Services Limited (the "Sub-Adviser") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 1997, CONTINUED

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes a call option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 1997, CONTINUED

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $172,000 and was reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.25% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office

DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 1997, CONTINUED

space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Under a Sub-Advisory Agreement between the Sub-Adviser and the Investment Manager, the Sub-Adviser provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Adviser monthly compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed distribution expenses incurred by the Distributor.

DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 1997, CONTINUED

Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered, may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $8,434,427 at May 31, 1997.

The Distributor has informed the Fund that for the year ended May 31, 1997, it received approximately $442,000 in contingent deferred sales charges from certain redemptions of the Fund's shares.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 1997 aggregated $55,615,891 and $78,485,146, respectively.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At May 31, 1997, the Fund had transfer agent fees and expenses payable of approximately $20,000.

During the year ended May 31, 1997, foreign regulatory authorities initiated an investigation involving an individual associated with an affiliate of the Fund's Sub-Adviser. Although this investigation did not at any time involve the Fund or the Investment Manager, the Sub-Adviser's affiliate purchased from the Fund two securities whose separate holdings by the affiliate had become part of the investigation and, on May 27, 1997, voluntarily committed to contribute $720,000 to the Fund, which was paid in full subsequent to the Fund's fiscal year end. The two securities represented only a very small percentage of the Fund's portfolio (approximately one-half of one percent) and were purchased by the Sub-Adviser's affiliate at cost plus interest.

DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 1997, CONTINUED

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE YEAR                  FOR THE YEAR
                                                                              ENDED                         ENDED
                                                                           MAY 31, 1997                  MAY 31, 1996
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
Sold.............................................................    2,242,741   $   21,576,152     6,640,227   $ 62,312,623
Reinvestment of dividends........................................      534,196        4,743,655       --             --
                                                                   -----------   --------------   -----------   ------------
                                                                     2,776,937       26,319,807     6,640,227     62,312,623
Repurchased......................................................   (5,096,720)     (46,667,466)   (3,490,725)   (32,114,125)
                                                                   -----------   --------------   -----------   ------------
Net increase (decrease)..........................................   (2,319,783)  $  (20,347,659)    3,149,502   $ 30,198,498
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

6. FEDERAL INCOME TAX STATUS

At May 31, 1997, the Fund had a net capital loss carryover of approximately $8,489,000 of which $7,034,000 will be available through May 31, 2004 and $1,455,000 which will be available through May 31, 2005 to offset future capital gains to the extent provided by regulations.

Capital and foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital and foreign currency losses of approximately $15,832,000 and $79,000, respectively during fiscal 1997.

As of May 31, 1997, the Fund had temporary book/tax differences primarily attributable to post-October losses and income from the mark-to-market of passive foreign investment companies ("PFICs") and permanent book/tax differences primarily attributable to a net operating loss, a capital contribution to the Fund by the Sub-Adviser and tax adjustments on PFICs sold by the Fund. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $1,771,672, accumulated net realized loss was charged $426,998 and dividends in excess of net investment income was credited $2,198,670.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. The Fund may also purchase put options on foreign currencies in which the securities are denominated to hedge against adverse foreign currency and market risk.

DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 1997, CONTINUED

Forward contracts and purchased put options on foreign currency involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts and over-the-counter purchased put options from the potential inability of the counterparties to meet the terms of their contracts.

At May 31, 1997, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions.

8. SUBSEQUENT EVENT

On June 30, 1997, the Fund's Board of Trustees approved a proposal to adopt a multiple class share structure. Through this arrangement, the Fund will offer four classes of shares with various sales charges, ongoing fees and other features. This conversion is scheduled to take place on July 28, 1997.

DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                               FOR THE PERIOD
                                                                          FOR THE YEAR       FOR THE YEAR      JULY 29, 1994*
                                                                             ENDED              ENDED             THROUGH
                                                                          MAY 31, 1997       MAY 31, 1996       MAY 31, 1995
------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................      $ 10.28            $  8.54            $ 10.00
                                                                             ------             ------             ------

Net investment income (loss)..........................................        (0.16)             (0.08)             (0.08)
Net realized and unrealized gain (loss)...............................        (0.88)              1.82              (1.38)
                                                                             ------             ------             ------

Total from investment operations......................................        (1.04)              1.74              (1.46)
                                                                             ------             ------             ------

Dividends from net investment income:.................................        (0.38)           --                 --
                                                                             ------             ------             ------

Capital contribution..................................................         0.06            --                 --
                                                                             ------             ------             ------

Net asset value, end of period........................................      $  8.92            $ 10.28            $  8.54
                                                                             ------             ------             ------
                                                                             ------             ------             ------

TOTAL INVESTMENT RETURN+..............................................        (9.52)%(3)         20.37%            (14.60)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         2.89%              2.85%              2.90%(2)

Net investment loss...................................................        (1.34)%            (1.09)%            (1.12)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................          $105,308           $145,254            $93,729

Portfolio turnover rate...............................................           46%                44%                41%(1)

Average commission rate paid..........................................           $0.0030            $0.0069          --

---------------------
 *   Commencement of operations.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Includes voluntary capital contribution from the Sub-Adviser, the effect of which was to increase total return by 0.59%.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER INTERNATIONAL SMALLCAP FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter International SmallCap Fund (the "Fund") at May 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period July 29, 1994 (commencement of operations) through May 31, 1995, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
JULY 10, 1997